Provisions for Sundry Creditors (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of other provisions [abstract]
Summary of Provisions for Sundry Creditors and Others
As of June 30, 2026 and December 31, 2025, the provisions for sundry creditors are as follows:

	June 30,		December 31,
	2026		2025
Provision for plugging of wells (Note 12)	Ps.	126,693,166	Ps.	126,608,358
Provision for trials in process (Note 19)	14,005,812		13,424,603
Provision for environmental costs	16,988,900		12,783,721
Total	Ps.	157,687,878	Ps.	152,816,682